Earnings per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Earnings Per Share
9.	Earnings per Share
The following is a calculation of basic and diluted net loss per share (in thousands, except for share and per share amounts):

	Three Months Ended June 30		Six Months Ended June 30,
	2021	2020	2021	2020
	(Unaudited)		(Unaudited)
Basic and diluted
Net loss	$(30,557)	$(10,003)	$(95,334)	$(26,429)
Weighted average Ordinary Shares outstanding	33,922,973	33,625,899	33,850,070	33,554,441
Basic and diluted net loss per share	$(0.90)	$(0.30)	$(2.82)	$(0.79)
Basic net loss per share is calculated by dividing net loss for the period by the weighted average number of the Ordinary Shares outstanding plus 108,821 and 132,099 outstanding warrants for the three months ended June 30, 2021 and 2020 with a $0.01 exercise price.
For the three and six months ended June 30, 2021 and 2020, we excluded the potential effect of the following in the calculation of the diluted loss per share, as the effect would be anti-dilutive due to losses incurred:

	Three Months Ended June 30		Six Months Ended June 30,
	2021	2020	2021	2020
	(Unaudited)		(Unaudited)
Outstanding warrants, less outstanding warrants with a $0.01 exercise price	$899,698	$842,717	$899,698	$842,717
Outstanding options (including performance options)	$6,700,277	$6,412,668	$6,700,277	$6,412,668
	$7,599,975	$7,255,385	$7,599,975	$7,255,385

10.	Earnings Per Share
A reconciliation of net loss available to ordinary shareholders and the number of shares in the calculation of basic and diluted net loss per share follows (in thousands, except for share and per share data):

	Years Ended December 31,
	2020	2019
Basic and diluted:
Net loss	$(80,277)	$(50,850)
Weighted average Ordinary Shares outstanding	33,604,752	31,406,127

Basic and diluted net loss per share	$(2.39)	$(1.62)

Basic net loss per share is calculated by dividing net loss for the period by the weighted average number of the Ordinary Shares outstanding plus 132,099 outstanding warrants outstanding with a $0.01 exercise price during the period.

As of December 31, 2020 and 2019, we excluded the potential effect of the following in the calculation of the diluted loss per share, as the effect would be anti-dilutive due to losses incurred.

	As of December 31,
	2020	2019
Outstanding warrants, less 132,099 outstanding warrants with a $0.01 exercise price	881,004	848,240
Outstanding options	7,207,044	5,904,413
Outstanding performance awards	249,605	249,605

	8,337,653	7,002,258